Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Jurisdictions	Dec. 31, 2012	Dec. 31, 2011
Summary Of Accounting Policies [Line Items]
Cumulative probability threshold for realization of income tax benefits	50.00%
Minimum recognizable tax benefit	50.00%
Sustainability threshold for uncertain tax position	50.00%
Advertising expenses	$ 11	$ 12	$ 12
Unrecognized tax benefits	$ 229
Number of tax jurisdictions	4
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Equity investments, Ownership percentage	20.00%
Maximum [Member]
Summary Of Accounting Policies [Line Items]
Equity investments, Ownership percentage	50.00%
Capitalized Software [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets, maximum	4 years
Trademarks and Licenses [Member] | Minimum [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets, maximum	3 years
Trademarks and Licenses [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets, maximum	7 years